DESCRIPTION OF THE PLAN (Details) - EBP 011	12 Months Ended
Dec. 31, 2025
Less than 35
EBP, Description of Plan [Line Items]
Percentage of Compensation	3.00%
35–49
EBP, Description of Plan [Line Items]
Percentage of Compensation	4.00%
50 or older
EBP, Description of Plan [Line Items]
Percentage of Compensation	5.00%